Segment information - Revenues of continuing operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 288,836	€ 127,087	€ 129,519
Galapagos NV (Belguim)
Disclosure of geographical areas [line items]
Revenue	278,649	118,244	121,703
Galapagos SASU (France)
Disclosure of geographical areas [line items]
Revenue	16	18	84
Fidelta d.o.o. (Croatia)
Disclosure of geographical areas [line items]
Revenue	€ 10,170	€ 8,825	€ 7,732